LONG-TERM PREPAID EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	¥ 43,889			¥ 40,807
Additions	47,632			22,422
Amortization	(27,381)			(19,340)	¥ (16,438)
Closing net book amount	64,140	$ 10,065		43,889	40,807
Cost [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	151,997			129,575
Closing net book amount	199,629			151,997	129,575
Accumulated amortisation [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	(108,108)			(88,768)
Closing net book amount	¥ (135,489)			¥ (108,108)	¥ (88,768)

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.